4 SALES CONCENTRATION AND CONCENTRATION OF CREDIT RISK	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Concentration Risks, Types, No Concentration Percentage [Abstract]
SALES CONCENTRATION AND CONCENTRATION OF CREDIT RISK

NOTE 4 – SALES CONCENTRATION AND CONCENTRATION OF CREDIT RISK

Cash

Financial   instruments   that   potentially   subject   the   Company to concentrations of credit risk consist principally of cash. The Company maintains cash balances at one financial institution, which is insured by the Federal Deposit Insurance Corporation (“FDIC”). The FDIC insured institution insures up to $250,000 on account balances. The amounts that are not insured by FDIC limitations are held in short-term securities. The Company has not experienced any losses in such accounts.

Sales and Accounts Receivable

For the six months ended June 30, 2013, approximately 96% of our revenues were received from one of our merchant service providers, pursuant to an Assignment Agreement (see Note 9). As of June 30, 2013 the Company had $89,932 (99% of accounts receivable) in accounts receivable from the same merchant service provider. The Company relies on a few processors to provide, on a non-exclusive basis, transaction processing and transmittal, transaction authorization and data capture, and access to various reporting tools.

NOTE 4 – SALES CONCENTRATION AND CONCENTRATION OF CREDIT RISK

Cash

Financial   instruments   that   potentially   subject   the   Company to concentrations of credit risk consist principally of cash. The Company maintains cash balances at one financial institution, which is t insured by the Federal Deposit Insurance Corporation (“FDIC”). The FDIC insured institution insures up to $250,000 on account balances. The amounts that are not insured by FDIC limitations are held in short-term securities. The company has not experienced any losses in such accounts.

Sales

Approximately 86% of our revenues are received from one of our merchant service providers, pursuant to an Assignment Agreement (see Note 9). As of December 31, 2012 the Company had $56,773 (98% of accounts receivable) in accounts receivable from the same merchant service provider. The Company relies on a few processors to provide, on a non-exclusive basis, transaction processing and transmittal, transaction authorization and data capture, and access to various reporting tools.